Note 8 - Business Combinations	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Business Combination Disclosure [Text Block]

Note 8.         Business Combinations

Gray Matters, Inc.

Initial Acquisition in 2021

On December 10, 2021, the Company purchased all the issued and outstanding shares of Gray Matters, Inc. GMI provides supply chain management software designed to aggregate customer data into a single, interconnected, blockchain secured framework. The purchase price of $11,005,100 was composed of the following:

Net cash consideration	$7,240,100
Buyer common stock	1,500,000
Fair value of deferred consideration	1,335,000
Fair value of contingent consideration	930,000
Total	$11,005,100

Common stock consideration consisted of 436,481 shares of WaveDancer common stock valued at $1,500,000 as of the transaction closing date. The deferred consideration of $1,335,000 is the estimated present value as of the closing date of the $1,500,000 cash payment due to the selling shareholder of GMI (the “Seller”) on the second anniversary of the acquisition. We applied a discount rate of 6% reflecting our recent secured borrowing rate adjusted to include a premium for the unsecured status of the deferred consideration liability. Accretion of the liability will be recorded as interest expense. Contingent consideration has been estimated using a probability weighted average of possible outcomes, discounted to its net present value as of the acquisition date. We identified the set of possible outcomes and assigned probabilities to each by applying management judgment to the assumptions underlying the projections of 2022 revenue and gross profit. Under the terms of the purchase agreement, the Seller is eligible to receive from zero up to $4,000,000 of additional consideration, payable in cash, based on the amounts of revenue and gross profit achieved by GMI during the year ended  December 31, 2022. We estimated that the outcomes to apply a probability weighting to range from $500,000 to $1,500,000, with an outcome of $1,000,000 given the highest probability weighting. The undiscounted probability weighted outcome was determined to be $1,000,000 and was discounted back to its present value of $930,000 as of December 31, 2021. We applied a discount rate of 6% reflecting our recent secured borrowing rate adjusted to include a premium for the unsecured status of the contingent consideration liability. The contingent consideration liability will be remeasured at fair value at the end of each reporting period and any changes in the fair value will be reported in the consolidated statements of operations until the liability is settled.

The Company incurred $246,045 of legal, valuation, accounting, consulting, and other fees related to the GMI acquisition, and these costs are included in acquisition costs in the consolidated statement of operations. Goodwill was attributable to human capital related intangible assets like the value of the acquired assembled workforce and strategic and enterprise related intangible assets including growth opportunities that were not reportable separately from goodwill. The transaction did not result in a step-up in tax basis and the Company carried over the legacy tax basis of $0 for all intangibles. Neither the intangible assets nor goodwill recorded for financial reporting purposes generates deductible amortization for tax purposes. The consolidated statement of operations includes no revenues and $165,633 net loss from December 10 through December 31, 2021 related to the GMI acquisition.

The purchase price for GMI was allocated as follows:

	Useful Lives (years)	Amounts	Valuation Methodology
Cash		$20,235
Fixed assets		8,902
Intangible assets with estimated useful lives:
Technology	5	2,900,000	Replacement cost and relief from royalty
Customer relationships	6	3,860,000	Multi-period excess earnings
Goodwill		4,560,099
Total assets acquired		11,349,236
Current liabilities		(344,136)
Net assets acquired		$11,005,100

Goodwill also arose from recognizing deferred tax liabilities from recording in the purchase accounting intangible assets that are amortizable for financial reporting but not for income tax purposes. We recorded goodwill of $1,900,069 for this timing difference which, when added to the $4,560,099 of purchase price allocation, resulted in total goodwill of $6,460,168 from the acquisition of GMI.

2022 Developments

We remeasured the contingent consideration liability as of December 31, 2022 and determined that the undiscounted probability weighted outcome had decreased to zero and we reduced the contingent consideration liability amount to zero with a corresponding pick up of $930,000 non-cash income for the year ended December 31, 2022. As discussed in Note 6, in 2022 we recorded impairment charges related to the technology and customer relationships assets of $1,526,564 and $2,122,629, respectively, and goodwill impairment charges of $6,460,168, which reduced the carrying value of goodwill to zero as of December 31, 2022. As discussed in Note 19, on March 17, 2023 the Company sold all the issued and outstanding shares of GMI.

Tellenger, Inc.

On April 7, 2021, the Company purchased all of the issued and outstanding shares of stock of Tellenger, Inc. (“Tellenger”). Tellenger is primarily engaged in providing professional services related to cybersecurity, cloud computing, and data analytics. Tellenger’s customers include U.S. government agencies, either as a prime contractor or sub-contractor, as well as several national not-for-profit organizations. The purchase price of $2,515,357 was paid with $2,315,357 of cash and 68,264 shares of Company common shares valued at $200,000 as of the transaction closing date. The value of the shares was determined by the closing price as of the transaction date. The Company incurred $165,827 of legal, valuation and other fees related to the Tellenger acquisition, and these costs are included in acquisition costs in the consolidated statement of operations. Goodwill is attributable to human capital related intangible assets like the value of the acquired assembled workforce and strategic and enterprise related intangible assets including growth opportunities that are not reportable separately from goodwill. Goodwill also arises from recognizing deferred tax liabilities from intangible assets that are amortizable for financial reporting but not for income tax purposes. The transaction did not result in a step-up in tax basis and neither the intangible assets nor goodwill recorded for financial reporting purposes results in deductible amortization for tax purposes. The consolidated statement of operations includes $2,446,607 of revenues and $167,721 of net income from April 7 through December 31, 2021.

The purchase price for Tellenger was allocated as follows:

	Useful Lives (years)	Amounts	Valuation Methodology
Cash		$81,473
Accounts receivable		611,471
Other current assets		6,338
Intangible assets with estimated useful lives:
Customer relationships	8	1,090,000	Replacement cost and relief from royalty
Non-compete agreements	3	120,000	Multi-period excess earnings
Intangible assets with indefinite lives:
Trade names		280,000
Goodwill		785,000
Total assets acquired		2,974,282
Current liabilities		(458,925)
Net assets acquired		$2,515,357

Goodwill also arises from recognizing deferred tax liabilities from recording in the purchase accounting intangible assets that are amortizable for financial reporting but not for income tax purposes. We recorded goodwill of $340,101 for this timing difference which, when added to the $785,000 of purchase price allocation, resulted in total goodwill of $1,125,101 from the acquisition of Tellenger.

Supplemental Combined Pro Forma Information

The following unaudited pro forma financial information presents combined results of operations for the periods presented as if the acquisitions of both Tellenger and Gray Matters had been completed on January 1, 2021. The pro forma information includes adjustments to amortization expense for the intangible assets acquired and interest expense for the additional debt used to partially fund the Tellenger acquisition.

The pro forma data are for informational purposes only and are not necessarily indicative of the consolidated results of operations of the combined business had the acquisitions of both Tellenger and Gray Matters occurred on January 1, 2021, or the results of future operations of the combined business. For instance, planned or expected operational synergies following the acquisition are not reflected in the pro forma information. Consequently, actual results will differ from the unaudited pro forma information presented below. Pro forma results for 2021 have been adjusted to exclude $496,027 of legal, valuation and other transaction expenses directly related to the acquisitions.

	2022	2021
Revenues	$12,022,952	$16,789,286
Net loss	$(17,753,838)	$(3,012,182)